Note 14 - Income Tax (Tables)	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of components of income tax expense (benefit) [text block]
	For the year ended
	November 30, 2022 ($)	November 30, 2021 ($)
Current income tax expense	11	-
Deferred income tax expense (recovery)	(1,220)	9,011
Income tax expense (recovery) for the year	(1,209)	9,011

Disclosure of reconciliation of provision for income taxes [text block]
	For the year ended
	November 30, 2022 ($)	November 30, 2021 ($)
Net income (loss) for the year	(14,409)	109,195
Canadian statutory income tax rate	27.00%	27.00%
Expected tax expense (recovery)	(3,890)	29,483
Non-deductible permanent differences	2,407	1,986
Non-taxable gains on remeasurement of GRC	-	(16,297)
Income tax rate differences	-	3
Change in unrecognized deferred income tax assets	351	(6,729)
Other	(77)	565
Tax expense (recovery) for the year	(1,209)	9,011

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	As at November 30, 2022 ($)	As at November 30, 2021 ($)
Non-capital loss carry-forward	1,322	1,397
Mineral properties	887	744
Fixed assets	-	2
Unrecognized deferred tax assets	2,209	2,143

Disclosure of deferred taxes [text block]
	As at November 30, 2022 ($)	As at November 30, 2021 ($)
Deferred tax assets (liabilities)
Long-term investments	(9,483)	(17,547)
Non-capital losses carry-forward	9,034	7,499
Others	153	181
Net deferred tax liability	(296)	(9,867)